November 4, 2019

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Trustees Equity Fund (the Trust )
File No. 2-65955-99

Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Seth Ruderman
Senior Counsel
The Vanguard Group, Inc.

cc:	Lisa N. Larkin
U. S. Securities and Exchange Commission